UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Callahan
Title:  Chairman
Phone:  (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     5/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $      128,024
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Abbott Laboratories                     COM            002824100     2178    41341 SH       SOLE                 38541      0    0
Adobe Systems Inc                       COM            00724F101      693    19580 SH       SOLE                 18755      0    0
American Electric Techs                 COM            025576109       36    13050 SH       SOLE                  8050      0    0
Apache Corp                             COM            037411105     1314    12947 SH       SOLE                 11702      0    0
Anadarko Petroleum Corp                 COM            032511107     1912    26259 SH       SOLE                 25431      0    0
Avon Products Inc                       COM            054303102     2146    63372 SH       SOLE                 61362      0    0
American Express Company                COM            025816109     2172    52639 SH       SOLE                 50589      0    0
Bank Of America Corp                    COM            060505104      351    19661 SH       SOLE                 19036      0    0
Brookfield Asset Mgmt                   COM            112585104      503    19790 SH       SOLE                 18740      0    0
Baxter International Inc                COM            071813109     1671    28717 SH       SOLE                 27367      0    0
Bard C R Incorporated                   COM            067383109     1461    16867 SH       SOLE                 16207      0    0
Bunge Limited                           COM            G16962105      905    14691 SH       SOLE                 14041      0    0
Bhp Billiton Ltd Adr                    COM            088606108     2702    33636 SH       SOLE                 32236      0    0
Bank Of Nova Scotia                     COM            064149107     1880    37585 SH       SOLE                 35960      0    0
Berkshire Hathaway Cl B                 COM            084670702     4022    49485 SH       SOLE                 48035      0    0
Peabody Energy Corp                     COM            704549104     2217    48502 SH       SOLE                 46102      0    0
Caterpillar Inc                         COM            149123101     2206    35095 SH       SOLE                 33423      0    0
Cullen Frost Bankers                    COM            229899109     1129    20231 SH       SOLE                 19631      0    0
C H Robinson Worldwd New                COM            12541W209      512     9162 SH       SOLE                  8412      0    0
Core Laboratories N V                   COM            N22717107      408     3120 SH       SOLE                  3020      0    0
Clorox Company                          COM            189054109      385     6000 SH       SOLE                  6000      0    0
Compass Minerals Intl                   COM            20451N101      562     7000 SH       SOLE                  7000      0    0
Canadian Natl Ry Co                     COM            136375102     1305    21530 SH       SOLE                 21430      0    0
Cisco Systems Inc                       COM            17275R102     2162    83054 SH       SOLE                 79513      0    0
C V S Caremark Corp                     COM            126650100     1605    43905 SH       SOLE                 41630      0    0
Chevron Corp                            COM            166764100     1073    14146 SH       SOLE                 13996      0    0
Dominion Res Inc Va New                 COM            25746U109     1990    48409 SH       SOLE                 46609      0    0
Du Pont E I De Nemour&Co                COM            263534109     1117    30003 SH       SOLE                 29303      0    0
Diageo Plc New Adr                      COM            25243Q205     2047    30351 SH       SOLE                 29771      0    0
Discover Financial Svcs                 COM            254709108     1043    70000 SH       SOLE                 70000      0    0
Danaher Corp Del                        COM            235851102      247     3085 SH       SOLE                  2885      0    0
Disney Walt Hldg Co                     COM            254687106     1691    48451 SH       SOLE                 47001      0    0
Ebay Inc                                COM            278642103      459    17020 SH       SOLE                 16045      0    0
Emerson Electric Co                     COM            291011104     2328    46236 SH       SOLE                 44786      0    0
Express Scripts Inc                     COM            302182100     2483    24398 SH       SOLE                 23463      0    0
Corp Executive Board Co                 COM            21988R102      386    14500 SH       SOLE                 14500      0    0
Fiserv Inc                              COM            337738108     1039    20460 SH       SOLE                 19630      0    0
F P L Group Incorporated                COM            302571104     1548    32034 SH       SOLE                 30534      0    0
General Electric Company                COM            369604103     2331   128052 SH       SOLE                123137      0    0
Genzyme Corp Genl                       COM            372917104      552    10654 SH       SOLE                  9954      0    0
Graco Incorporated                      COM            384109104      314     9800 SH       SOLE                  9800      0    0
Gilead Sciences Inc                     COM            375558103      949    20875 SH       SOLE                 19925      0    0
General Mills Inc                       COM            370334104     2239    31631 SH       SOLE                 30456      0    0
Harris Corporation                      COM            413875105      986    20767 SH       SOLE                 19971      0    0
Intl Business Machines                  COM            459200101     2451    19111 SH       SOLE                 18111      0    0
Intel Corp                              COM            458140100     2645   118671 SH       SOLE                111041      0    0
Johnson & Johnson                       COM            478160104     3432    52645 SH       SOLE                 50370      0    0
J. P. Morgan Chase & Co.                COM            46625H100     2341    52311 SH       SOLE                 49961      0    0
Kinder Morgan Mgmt Llc                  COM            49455U100     3320    56631 SH       SOLE                 54041      0    0
Coca Cola Company                       COM            191216100     1047    19038 SH       SOLE                 18255      0    0
Lowes Companies Inc                     COM            548661107      863    35617 SH       SOLE                 33417      0    0
Mc Donalds Corp                         COM            580135101     2947    44168 SH       SOLE                 42088      0    0
Monsanto Co New Del                     COM            61166W101      856    11980 SH       SOLE                 11205      0    0
Microsoft Corp                          COM            594918104     2597    88657 SH       SOLE                 85093      0    0
Nike Inc Class B                        COM            654106103     2041    27762 SH       SOLE                 26987      0    0
Northern TRUST Corp                     COM            665859104      695    12579 SH       SOLE                 11529      0    0
Oracle Corporation                      COM            68389X105     2163    84133 SH       SOLE                 80766      0    0
Paychex Inc                             COM            704326107     2237    72825 SH       SOLE                 70900      0    0
Pepsico Incorporated                    COM            713448108     2550    38541 SH       SOLE                 37251      0    0
Petsmart Inc                            COM            716768106      796    24903 SH       SOLE                 23225      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Pfizer Incorporated                     COM            717081103     2138   124672 SH       SOLE                120016      0    0
Procter & Gamble Co                     COM            742718109     3144    49692 SH       SOLE                 48208      0    0
Philip Morris Intl Inc                  COM            718172109      408     7815 SH       SOLE                  7561      0    0
Transocean Offshore Newf                COM            H8817H100     1279    14801 SH       SOLE                 14151      0    0
Scana Corporation New                   COM            80589M102     1950    51869 SH       SOLE                 50069      0    0
Ishares 1-12 mo. T-Bond                 ETF            464288679      673     6103 SH       SOLE                  6103      0    0
Ishares 1-3 yr T-Bond                   ETF            464287457     6420    77007 SH       SOLE                 76534      0    0
Canadian Superior Egy                   COM            136644101       30    50000 SH       SOLE                 50000      0    0
Synovus Financial Corp                  COM            87161C105       50    15200 SH       SOLE                 15200      0    0
Sysco Corporation                       COM            871829107      791    26812 SH       SOLE                 25402      0    0
A T & T Corp                            COM            00206R102     2176    84216 SH       SOLE                 81126      0    0
Target Corporation                      COM            87612E106      502     9540 SH       SOLE                  9227      0    0
Ishares Tr Barclays TIPs TIPs Bond Fund ETF            464287176     3291    31677 SH       SOLE                 29546      0    0
Telus Corp Non Vtg                      COM            87971M202      985    27500 SH       SOLE                 25850      0    0
Union Pacific Corp                      COM            907818108     1103    15045 SH       SOLE                 14220      0    0
U S Bancorp Del New                     COM            902973304      647    25000 SH       SOLE                 25000      0    0
Wal-Mart Stores Inc                     COM            931142103     2469    44415 SH       SOLE                 42636      0    0
Weingarten Rlty Invs Sbi                COM            948741103     1223    56715 SH       SOLE                 53265      0    0
Weight Watchers Intl Inc                COM            948626106      281    11000 SH       SOLE                 11000      0    0
Western Union Company                   COM            959802109      611    36000 SH       SOLE                 36000      0    0
Exxon Mobil Corporation                 COM            30231G102     2966    44283 SH       SOLE                 39432      0    0
Xerox Corp                              COM            984121103      378    38731 SH       SOLE                 37731      0    0
Xto Energy Inc                          COM            98385X106      274     5818 SH       SOLE                  5518      0    0


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